Accounts receivable net (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Balance at beginning of period | $	$ 28		$ 30
Less: write-off of doubtful accounts | $	(28)		(2)
Balance at end of period | $	$ 0		$ 28
ZHEJIANG TIANLAN
Balance at beginning of period		¥ 40,019		¥ 42,867
Add: provision for allowances		10,376		822
Less: reversal of provision for doubtful accounts		(677)		(983)
Less: write-off of doubtful accounts		(20,074)		(2,687)
Balance at end of period		¥ 29,644		¥ 40,019